INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. INVENTORIES

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	September 30,	December 31,
	2013	2011
Finished Goods	$248,612	$256,714

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	December 31,	December 31,
	2012	2011
Finished Goods	$256,714	$515,014